UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2025—May 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Pennsylvania Long-Term Tax-Exempt Fund Investor Shares - VPAIX

Pennsylvania Long-Term Tax-Exempt Fund Admiral™ Shares - VPALX

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Investor Shares (VPAIX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$3,973
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	4%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	6.2%
1 to 3 Years	2.0%
3 to 5 Years	1.6%
5 to 10 Years	12.0%
10 to 20 Years	45.4%
20 to 30 Years	31.8%
Greater than 30 Years	1.6%
Other Assets and Liabilities—Net	(0.6%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR77

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Admiral™ Shares (VPALX)

Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2026)

Table Summary
Fund Net Assets (in millions)	$3,973
Number of Portfolio Holdings	1,289
Portfolio Turnover Rate	4%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2026)

Table Summary
Less than 1 Year	6.2%
1 to 3 Years	2.0%
3 to 5 Years	1.6%
5 to 10 Years	12.0%
10 to 20 Years	45.4%
20 to 30 Years	31.8%
Greater than 30 Years	1.6%
Other Assets and Liabilities—Net	(0.6%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since November 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR577

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2026
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.4%)
Pennsylvania (99.0%)
	Abington Heights School District Lackawanna County GO	5.250%	9/1/2050	2,250	2,344
	Abington Heights School District Lackawanna County GO	5.250%	9/1/2054	3,910	4,055
	Abington School District GO	4.000%	10/1/2038	2,555	2,556
	Adams County General Authority College & University Revenue	5.000%	8/15/2033	795	875
	Adams County General Authority College & University Revenue	5.000%	8/15/2036	1,035	1,141
	Adams County General Authority College & University Revenue	5.000%	8/15/2039	1,195	1,298
	Adams County General Authority College & University Revenue	5.000%	8/15/2043	750	798
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	5,000	5,068
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2039	1,750	1,842
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2044	2,350	2,410
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2054	1,100	1,068
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2059	4,000	3,847
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2048	1,000	1,049
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2051	5,250	5,332
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2053	1,000	1,037
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2056	5,000	5,059
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2037	1,050	1,051
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2038	1,105	1,098
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	1,400	1,378
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	15	15
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,120	2,068
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2041	2,500	2,414
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2045	4,000	4,262
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2046	4,000	4,223
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	2.100%	6/1/2026	1,300	1,300
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	1,000	1,031
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,000	2,062
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	4,750	4,886
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,500	5,647
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	2,530	2,551
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,250	5,386
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	11,190	11,241
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	5,250	5,227
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	1,500	1,467
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	26,585	24,674
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/2031	740	689
	Allegheny County IDA Charter School Aid Revenue	6.000%	7/15/2038	920	901
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	1,895	1,658
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	2,810	2,491
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	3,165	2,443
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	3,175	2,468
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2056	2,335	1,740
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	145	153
[3]	Allegheny County IDA Private Schools Revenue VRDO	1.500%	6/4/2026	4,700	4,700
	Allegheny County PA GO	4.000%	11/1/2035	1,225	1,243
	Allegheny County PA GO	5.000%	12/1/2041	1,500	1,613
	Allegheny County PA GO	5.000%	12/1/2042	1,250	1,342
	Allegheny County PA GO	5.000%	12/1/2044	575	609
	Allegheny County PA GO	4.000%	11/1/2045	2,240	2,170
	Allegheny County PA GO	4.000%	11/1/2049	305	276
	Allegheny County PA GO	5.000%	12/1/2049	5,000	5,158
	Allegheny County PA GO	5.000%	12/1/2054	4,510	4,631
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2037	600	552
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2038	1,125	1,026
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2039	6,000	5,307
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2039	2,000	2,227

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,000	1,107
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2041	1,965	1,988
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,255	1,341
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,695	7,305
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2049	1,435	1,487
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2050	7,500	7,819
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	10,500	11,282
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2053	7,350	7,533
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2055	1,410	1,451
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	3,250	3,405
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2058	6,000	6,303
[4]	Allegheny Valley Joint School District GO	2.000%	11/1/2032	500	450
[4]	Allentown City School District GO	5.000%	2/1/2032	3,075	3,239
[4]	Allentown City School District GO	5.000%	6/1/2032	1,465	1,467
[4]	Allentown City School District GO	4.000%	2/1/2034	1,500	1,523
[4]	Allentown City School District GO	5.000%	2/1/2034	1,300	1,359
[4]	Allentown City School District GO	4.000%	2/1/2035	1,175	1,191
[4]	Allentown City School District GO	5.000%	6/1/2035	2,000	2,002
[4]	Allentown City School District GO	4.000%	2/1/2036	1,100	1,110
[4]	Allentown City School District GO	5.000%	6/1/2036	1,500	1,501
[1]	Allentown City School District GO	5.000%	6/1/2044	830	877
[1]	Allentown City School District GO	5.000%	6/1/2045	910	959
[1]	Allentown City School District GO	5.000%	6/1/2046	500	525
	Allentown Commercial & IDA Charter School Aid Revenue	5.750%	6/15/2043	600	620
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2040	1,500	1,514
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2045	1,500	1,461
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2050	3,345	3,128
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	5,000	4,537
	Allentown Commercial & IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/2053	2,900	2,960
[2]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Revenue (City Center Project)	6.000%	5/1/2042	1,000	1,104
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	1,100	1,191
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	2,250	2,422
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	1,000	1,072
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	3,130	3,340
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,375	10,848
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.250%	5/1/2042	1,000	1,034
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	3,075	3,245
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	1,135	1,154
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	1,955	2,028
[1]	Altoona PA GO	3.000%	12/1/2035	2,940	2,787
[4]	Armstrong School District GO	3.000%	3/15/2034	3,455	3,361
[4]	Beaver County PA GO, Prere.	4.000%	4/15/2028	50	51
	Bellefonte Area School District GO	5.375%	5/15/2051	1,750	1,845
[4]	Bensalem Township School District GO	5.000%	6/1/2037	1,225	1,350
[4]	Bensalem Township School District GO	5.000%	6/1/2038	700	767
	Bensalem Township School District GO	5.000%	6/1/2042	770	821
	Bensalem Township School District GO	5.000%	6/1/2043	1,210	1,292
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	375	376
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,750	1,671
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,000	853
[4]	Bermudian Springs School District GO	4.000%	5/1/2044	30	29
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2044	1,030	822
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2047	3,210	2,369
	Bethel Park School District GO	5.000%	8/1/2044	1,250	1,334
	Bethel Park School District GO	5.000%	8/1/2048	3,000	3,113
	Bethel Park School District GO	5.500%	8/1/2048	2,500	2,696
	Bethel Park School District GO	5.000%	8/1/2050	3,000	3,105
[4]	Bethlehem Area School District GO	5.000%	8/1/2033	750	836
[4]	Bethlehem Area School District GO	5.000%	8/1/2035	750	828
[4]	Bethlehem Area School District GO	5.000%	10/1/2038	1,000	1,084
[4]	Bethlehem Area School District GO	5.000%	10/1/2040	700	754
[4]	Bethlehem Area School District GO	5.000%	10/1/2041	400	428
[4]	Bethlehem Area School District GO	5.000%	10/1/2042	500	532
[4]	Bethlehem Area School District GO	5.000%	10/1/2042	500	535

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bethlehem Area School District GO	5.000%	10/1/2043	500	530
[4]	Bethlehem Area School District GO	5.000%	10/1/2043	575	612
[4]	Bethlehem Area School District GO	5.000%	10/1/2044	425	449
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	1,500	1,487
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2039	1,220	1,268
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2040	1,275	1,317
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2041	1,340	1,370
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/2049	4,360	4,378
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/2054	3,970	4,011
	Boyertown Area School District GO	5.000%	10/1/2038	400	425
	Boyertown Area School District GO	5.000%	10/1/2040	500	527
	Boyertown Area School District GO	5.000%	10/1/2041	500	526
[4]	Bristol Township School District GO	4.125%	6/1/2039	1,850	1,897
[4]	Bristol Township School District GO	4.125%	6/1/2040	2,000	2,038
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2037	1,205	1,200
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	1,205	1,087
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	1,280	1,104
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	13,540	9,788
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	1,050	945
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	8,005	6,865
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2035	550	553
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2044	515	477
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2050	3,000	2,161
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2050	3,090	2,585
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2053	10,160	7,105
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/2044	4,965	5,122
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2037	450	492
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2038	500	545
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2039	850	922
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2040	1,625	1,757
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	2,175	2,299
[1,5]	Butler Area School District GO	5.000%	10/1/2037	425	469
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	1.500%	6/4/2026	300	300
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	525	525
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	490
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,010	1,011
[1]	Canon Mcmillan School District GO	5.000%	12/1/2041	3,000	3,039
	Canon Mcmillan School District GO	5.250%	12/1/2051	2,910	3,052
	Canon Mcmillan School District GO	5.250%	12/1/2052	3,165	3,310
	Canon Mcmillan School District GO	5.250%	12/1/2053	3,440	3,604
	Canon Mcmillan School District GO	5.250%	12/1/2054	5,500	5,758
	Capital Region Water Revenue	5.000%	7/15/2038	1,000	1,033
	Capital Region Water Sewer Revenue	5.000%	7/15/2034	1,000	1,017
	Capital Region Water Sewer Revenue	5.000%	7/15/2037	1,815	1,841
	Capital Region Water Sewer Revenue	5.000%	7/15/2042	2,665	2,696
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2044	1,500	1,235
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	16,130	13,826
	Central Bucks School District GO	5.000%	5/15/2045	1,250	1,317
	Central Bucks School District GO	5.000%	5/15/2050	2,260	2,341
	Central Dauphin School District GO	5.000%	2/1/2040	1,500	1,637
	Central Dauphin School District GO	5.000%	2/1/2046	1,500	1,575
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2042	1,500	1,519
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,675	2,731
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,735	3,646
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2046	3,415	2,678
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	15,640	13,794
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	4,000	4,057
[2]	Chester County IDA Charter School Aid Revenue	4.250%	10/1/2044	1,080	975
	Chester County IDA Charter School Aid Revenue	5.250%	10/15/2047	1,100	1,002
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2049	805	704
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2054	1,290	1,092
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	3,280	2,674
[2]	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.625%	10/15/2042	200	201
	Chester County IDA Recreational Revenue	4.000%	12/1/2046	5,045	4,753
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,095	4,506
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/2044	3,215	3,317
	Chester County PA GO	5.000%	7/15/2038	500	548
	Chester County PA GO	5.000%	7/15/2039	700	765
	Chester County PA GO	5.000%	7/15/2040	1,500	1,632

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester County PA GO	5.000%	7/15/2041	2,500	2,713
	Chester County School Authority Lease Revenue	5.000%	4/1/2043	1,000	1,053
	Chester County School Authority Lease Revenue	5.000%	4/1/2045	900	939
	Chester Upland School District GO	6.200%	10/1/2042	1,000	1,109
[4]	Coatesville School District GO	4.250%	11/15/2039	12,000	12,173
[1]	Coatesville School District GO	5.250%	11/15/2040	2,200	2,402
[1]	Coatesville School District GO	5.250%	11/15/2041	2,500	2,730
[1]	Coatesville School District GO	5.250%	11/15/2042	2,500	2,711
[1]	Coatesville School District GO	5.250%	11/15/2043	1,175	1,263
	Colonial School District GO	3.000%	2/15/2039	350	321
	Colonial School District GO	3.000%	2/15/2040	700	624
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2030	1,750	1,892
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2031	1,000	1,097
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	7,190	7,448
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	7,000	7,246
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,000	4,123
[1,6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	31,375	30,899
	Commonwealth of Pennsylvania COP	5.000%	7/1/2035	845	867
	Commonwealth of Pennsylvania COP	5.000%	7/1/2036	1,000	1,026
	Commonwealth of Pennsylvania COP	5.000%	7/1/2037	875	897
	Commonwealth of Pennsylvania COP	5.000%	7/1/2038	1,000	1,023
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	275	259
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	5,000	5,030
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	525	529
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	9,050	9,113
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	10,000	10,068
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	12,500	13,145
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	8,200	8,941
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	5,000	5,184
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	9,300	10,418
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	15,000	15,234
	Commonwealth of Pennsylvania GO	5.000%	4/1/2033	10,000	11,269
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	10,000	11,418
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	5,000	5,603
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	9,955	9,573
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	5,000	5,749
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	15,000	16,732
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	8,010	7,615
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	1,375	1,302
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	4,795	4,928
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	12,975	12,043
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	7,000	5,597
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	10,000	10,967
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	7,375	5,757
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	4,130	4,199
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	6,750	5,152
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	2,670	2,713
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,435
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	3,800	2,829
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	2,705	2,743
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	10,000	10,107
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	29,115	29,299
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	10,000	10,056
	Commonwealth of Pennsylvania GO	5.000%	4/1/2043	15,000	16,527
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	8,015	7,971
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	9,000	8,959
	Commonwealth of Pennsylvania GO	5.000%	4/1/2044	25,000	27,293
	Commonwealth of Pennsylvania GO	5.000%	4/1/2045	25,000	27,008
	Conestoga Valley School District GO	3.000%	2/1/2037	1,240	1,118
	Conestoga Valley School District GO	3.000%	2/1/2038	850	754
	Conestoga Valley School District GO	4.000%	2/1/2051	25	23
[5]	Cornwall Lebanon School District GO	5.000%	2/15/2044	400	424
[5]	Cornwall Lebanon School District GO	5.000%	2/15/2045	250	263
[5]	Cornwall Lebanon School District GO	5.000%	2/15/2046	250	262
	Cornwall Lebanon School District GO	5.000%	2/15/2051	2,000	2,075
	Cornwall Lebanon School District GO	5.000%	2/15/2055	4,500	4,648
[5]	Cornwall Lebanon School District GO	5.000%	2/15/2056	2,400	2,476
	Council Rock School District GO	2.050%	11/15/2033	1,085	948
	Council Rock School District GO	3.250%	11/15/2039	5,010	4,595
	Council Rock School District GO	2.050%	8/15/2042	3,000	2,112

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2039	4,685	4,757
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	5/1/2045	1,305	1,393
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	5/1/2046	905	955
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	5/1/2056	4,000	4,092
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	1,400	1,389
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,475	2,231
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,185	6,682
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	5,000	4,302
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.250%	6/1/2044	1,895	1,972
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2051	5,550	5,644
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2056	3,120	3,157
[4]	Cumberland Valley School District GO	5.000%	12/1/2040	500	537
[1]	Cumberland Valley School District GO	5.000%	11/15/2042	3,480	3,730
[4]	Cumberland Valley School District GO	5.000%	12/1/2043	500	533
[1]	Cumberland Valley School District GO	5.000%	11/15/2044	1,500	1,591
[1]	Cumberland Valley School District GO	5.000%	11/15/2045	500	527
[1]	Cumberland Valley School District GO	5.000%	11/15/2046	300	315
[4]	Cumberland Valley School District GO	5.000%	12/1/2046	2,300	2,400
[1]	Cumberland Valley School District GO	5.000%	11/15/2047	3,600	3,733
[1]	Cumberland Valley School District GO	5.000%	11/15/2048	600	624
[4]	Cumberland Valley School District GO	5.000%	12/1/2049	2,075	2,136
[4]	Cumberland Valley School District GO	5.000%	12/1/2053	2,150	2,200
	Dallastown Area School District GO	5.000%	3/15/2038	1,200	1,271
	Dallastown Area School District GO	5.000%	3/15/2039	4,255	4,493
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	1,000	600
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	1,615	969
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2030	3,745	3,745
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2032	2,070	2,070
	Dauphin County PA GO	5.000%	11/15/2042	4,590	4,925
	Dauphin County PA GO	5.000%	11/15/2043	4,350	4,634
	Dauphin County PA GO	5.000%	11/15/2044	2,225	2,358
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/2046	750	514
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/2051	2,000	1,271
	Delaware County Authority College & University Revenue	5.000%	10/1/2035	2,215	2,227
	Delaware County Authority College & University Revenue	5.000%	10/1/2039	4,500	4,398
	Delaware County Authority College & University Revenue	5.000%	10/1/2042	6,720	6,775
	Delaware County PA GO	5.000%	8/1/2046	4,740	4,953
	Delaware County PA GO	5.000%	8/1/2048	3,210	3,323
[4]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	4.000%	11/1/2054	2,500	2,219
[4]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/2033	4,000	4,001
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	3,500	3,568
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	10,000	10,138
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	2,500	2,609
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,117
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	6,885	7,901
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	3,000	3,128
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	3,000	3,126
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	2,250	2,314
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	5,555	5,672
[5]	Downingtown Area School District GO	5.000%	11/1/2039	650	714
[5]	Downingtown Area School District GO	5.000%	11/1/2043	1,210	1,307
[5]	Downingtown Area School District GO	5.000%	11/1/2044	1,000	1,073
[5]	Downingtown Area School District GO	5.000%	11/1/2045	410	437
[5]	Downingtown Area School District GO	5.000%	11/1/2046	1,000	1,058
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	970	1,023
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,091
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	2,545	2,395
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	755	756
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	750	761
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	1,000	1,013
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	505	510
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2039	655	533
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2040	760	761
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2046	3,070	2,086
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2048	7,565	6,202
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2048	255	235
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	50	40
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,965	4,749

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	East Allegheny School District GO	0.000%	5/15/2036	10	7
[4]	Elizabeth Forward School District GO	4.375%	9/1/2045	1,375	1,385
[4]	Ellwood City Area School District GO	4.500%	6/1/2052	295	292
[3]	Emmaus General Authority Miscellaneous Revenue (Pennsylvania Loan Program) VRDO	1.550%	6/4/2026	280	280
[4]	Erie City Water Authority Water Revenue	4.250%	12/1/2052	750	713
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/2026	30	30
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2028	300	306
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2030	315	325
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2035	375	390
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2038	1,270	1,304
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2048	500	464
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	400	377
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2041	475	411
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	5.000%	5/1/2047	955	879
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2032	1,325	1,328
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2033	1,395	1,398
[4]	Erie PA GO	5.000%	11/15/2046	2,400	2,529
[1]	Erie School District GO	5.000%	4/1/2027	150	152
[1]	Erie School District GO	3.000%	4/1/2032	3,360	3,307
[4]	Erie Sewer Authority Sewer Revenue	5.000%	12/1/2042	900	955
[4]	Erie Sewer Authority Sewer Revenue	5.000%	12/1/2046	2,220	2,281
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	6/4/2026	1,335	1,335
	Fox Chapel Area School District GO	5.000%	2/1/2036	2,000	2,023
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2039	160	160
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	3,400	3,080
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	4,050	3,543
[4]	Gateway School District Alleghany County GO	3.000%	10/15/2036	250	233
[4]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,375	1,977
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	16,125	16,095
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	4,045	3,927
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2047	2,150	1,942
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	33,480	29,464
	Hampton Township PA GO	5.000%	1/1/2035	150	164
	Hampton Township PA GO	5.000%	1/1/2036	150	163
	Hampton Township PA GO	5.000%	1/1/2037	175	189
	Harbor Creek School District GO	5.000%	3/1/2045	1,000	1,049
	Hatboro-Horsham School District GO	5.000%	9/15/2040	400	429
	Hatboro-Horsham School District GO	5.000%	9/15/2042	550	585
	Hatboro-Horsham School District GO	5.250%	9/15/2047	1,000	1,056
	Hatboro-Horsham School District GO	5.250%	9/15/2051	2,000	2,094
	Haverford Township School District GO	5.000%	3/15/2040	400	429
	Haverford Township School District GO	5.000%	3/15/2040	515	557
	Haverford Township School District GO	5.000%	3/15/2041	580	618
	Haverford Township School District GO	5.000%	3/15/2041	1,000	1,066
	Haverford Township School District GO	5.000%	3/15/2041	430	463
	Haverford Township School District GO	5.000%	3/15/2042	450	478
	Haverford Township School District GO	5.000%	3/15/2042	750	796
	Haverford Township School District GO	5.000%	3/15/2042	575	616
	Haverford Township School District GO	5.000%	3/15/2043	635	672
	Haverford Township School District GO	5.000%	3/15/2043	900	952
	Haverford Township School District GO	5.000%	3/15/2043	875	935
	Haverford Township School District GO	5.000%	3/15/2044	575	607
	Haverford Township School District GO	5.000%	3/15/2044	605	643
[1]	Hempfield Area School District GO	5.000%	3/15/2048	5,000	5,127
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2037	1,320	1,424
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2038	1,390	1,495
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2039	1,460	1,565
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2040	1,530	1,628
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2041	1,605	1,703
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2042	1,035	1,030
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	3,510	3,631
[1]	Interboro School District GO	5.500%	8/15/2063	2,500	2,667
[2]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	1,000	1,000
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	298
	Kennett Consolidated School District GO	5.000%	2/15/2042	475	503
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	349
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,240	1,322

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kennett Consolidated School District GO	5.000%	2/15/2044	550	577
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	527
	Kennett Consolidated School District GO	5.000%	2/15/2048	1,000	1,036
	Kennett Consolidated School District GO	5.000%	2/15/2051	5,050	5,198
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2035	650	650
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2036	625	619
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	6,550	6,213
	Lampeter Strasburg School District GO	5.000%	3/1/2039	600	638
	Lampeter Strasburg School District GO	5.000%	3/1/2040	725	768
	Lampeter Strasburg School District GO	5.000%	3/1/2041	2,675	2,825
	Lampeter Strasburg School District GO	5.000%	3/1/2042	2,750	2,891
	Lampeter Strasburg School District GO	5.000%	3/1/2043	2,760	2,894
	Lampeter Strasburg School District GO	5.000%	3/1/2044	1,425	1,488
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/2049	2,900	2,662
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/2053	2,000	1,979
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	500	495
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,825	8,848
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2051	4,860	4,891
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2030	750	754
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	1,300	1,305
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2032	725	727
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2041	910	883
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2033	810	890
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2035	235	260
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	890	915
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2046	3,000	2,840
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	4,000	3,635
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	1,425	1,254
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	5,550	4,404
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2045	1,800	1,841
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2055	960	939
[4]	Lancaster PA GO	4.000%	11/1/2034	2,660	2,693
[4]	Lancaster PA GO	4.000%	11/1/2035	2,355	2,379
[4]	Lancaster School District GO	4.000%	6/1/2036	1,190	1,206
[4]	Lancaster School District GO	5.000%	6/1/2042	1,295	1,398
[4]	Lancaster School District GO	5.000%	6/1/2043	1,135	1,219
[4]	Lancaster School District GO	5.000%	6/1/2044	1,290	1,375
	Latrobe IDA College & University Revenue	5.000%	3/1/2032	335	347
	Latrobe IDA College & University Revenue	5.000%	3/1/2033	300	310
	Latrobe IDA College & University Revenue	5.000%	3/1/2034	325	334
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	450	431
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	475	449
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	575	529
	Latrobe IDA College & University Revenue	4.000%	3/1/2039	685	621
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	535	468
	Latrobe IDA College & University Revenue	4.000%	3/1/2046	3,400	2,795
	Latrobe IDA College & University Revenue	5.250%	3/1/2046	3,115	3,068
	Latrobe IDA College & University Revenue	4.000%	3/1/2051	3,595	2,792
	Latrobe IDA College & University Revenue	5.375%	3/1/2051	910	885
	Latrobe IDA College & University Revenue	5.500%	3/1/2056	1,070	1,041
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,750	3,830
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	3,865	3,928
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.250%	12/1/2053	1,350	1,287
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2057	1,445	1,142
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	125	114
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2046	4,010	3,486
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	12,210	10,005
[2,3]	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.600%	6/4/2026	1,700	1,700
	Lehigh County IDA Charter School Aid Revenue	4.000%	5/1/2031	1,445	1,415
	Lehigh County IDA Charter School Aid Revenue	4.000%	5/1/2041	3,550	3,129
	Lehigh County PA GO	3.000%	11/15/2043	1,690	1,415
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	20	19
	Lehigh County PA Health, Hospital, Nursing Home Revenue	3.250%	7/1/2049	315	240
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,315	10,733
[4]	Lehighton Area School District GO	5.000%	11/15/2036	1,850	1,987
[4]	Lehighton Area School District GO	5.000%	11/15/2039	5,000	5,311
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/2044	4,200	4,029
[4]	Littlestown Area School District GO	5.000%	10/1/2050	2,400	2,462
	Lower Paxton Township PA GO	5.000%	4/1/2040	200	213
	Lower Paxton Township PA GO	5.000%	4/1/2041	225	239

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Paxton Township PA GO	5.000%	4/1/2042	200	211
	Lower Paxton Township PA GO	5.000%	4/1/2043	350	369
	Lower Paxton Township PA GO	5.000%	4/1/2044	300	314
	Lower Paxton Township PA GO	5.000%	4/1/2049	1,000	1,027
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/2033	2,935	2,941
[4]	Lycoming County Authority College & University Revenue (Pennsylvania College of Technology Project)	5.000%	7/1/2027	1,800	1,842
[5]	Marple Newtown School District GO	5.000%	6/1/2038	750	852
[5]	Marple Newtown School District GO	5.000%	6/1/2039	1,735	1,953
	Marple Newtown School District GO	3.000%	6/1/2044	40	33
[5]	Marple Newtown School District GO	5.000%	6/1/2044	1,265	1,376
[1]	Mechanicsburg Area School District GO	5.000%	5/15/2045	1,705	1,768
[1]	Mechanicsburg Area School District GO	5.000%	5/15/2046	2,080	2,152
	Methacton School District GO	5.250%	7/15/2048	750	785
[4]	Middletown Area School District GO	5.000%	3/1/2040	2,000	2,131
[4]	Middletown Area School District GO	5.000%	3/1/2041	2,000	2,123
[4]	Middletown Area School District GO	5.000%	3/1/2042	2,000	2,113
[4]	Millcreek Township School District GO	3.000%	6/15/2036	2,240	2,087
	Monroe County PA GO	4.000%	7/15/2037	1,630	1,643
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	3,890	3,897
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	3,780	3,888
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	330	359
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,000	1,082
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	1,000	1,077
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,100	2,021
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	4,000	3,810
	Montgomery County Higher Education & Health Authority College & University Revenue	4.250%	4/1/2035	270	259
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2036	1,035	970
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2037	545	505
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2038	695	639
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2039	305	276
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	1,500	1,501
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	965	977
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	25	26
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,210	2,280
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,780	2,862
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,500	2,562
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	2,170	2,097
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	4,825	4,907
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2047	5,250	4,650
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2047	1,700	1,727
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2052	5,000	4,288
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/2055	12,000	8,376
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	14,935	12,694
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	2,000	1,728
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	380	384
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,445	1,445
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2037	1,435	1,429
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	6,920	6,474
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	2,805	2,455
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	10,000	8,884
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/2046	100	85
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	3,705	3,278
	Montgomery County PA GO	5.000%	3/1/2038	4,080	4,512
	Montgomery County PA GO	5.000%	10/1/2038	8,610	9,290
	Montgomery County PA GO	5.000%	3/1/2039	8,270	9,107
	Montgomery County PA GO	5.000%	3/1/2040	5,330	5,845
	Montgomery County PA GO	5.000%	3/1/2041	5,140	5,612
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.000%	11/1/2044	2,985	2,956
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.250%	11/1/2054	1,500	1,440
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,290	1,291
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,200	1,201
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	60	57
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	2,500	2,610

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	700	670
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,600	2,634
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2049	2,500	2,510
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	1,500	1,514
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2055	2,500	2,486
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/2038	2,500	2,534
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	350	350
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2027	300	302
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2029	150	151
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	210	211
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	250	251
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2032	200	201
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	225	225
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	370	370
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2035	570	569
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2036	825	817
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2037	705	695
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2038	425	417
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	17,765	18,154
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/2041	1,000	935
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,760	2,817
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	3,015	2,593
	Moon Area School District GO	5.000%	5/15/2042	1,000	1,056
	Moon Area School District GO	5.000%	5/15/2045	825	859
	Moon Area School District GO	5.000%	5/15/2047	1,400	1,444
	Moon Area School District GO	5.000%	5/15/2050	2,125	2,168
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	1,120	1,121
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	3,500	3,500
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	680	677
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	7,890	6,940
	Muhlenberg School District GO	5.000%	5/15/2049	1,750	1,799
	Muhlenberg School District GO	5.000%	5/15/2050	1,000	1,032
	Muhlenberg School District GO	5.000%	5/15/2054	7,000	7,144
	Muhlenberg School District GO	5.000%	5/15/2055	1,500	1,540
	Neshaminy School District GO	4.000%	11/1/2046	750	696
	Norristown Area School District GO	5.000%	10/1/2041	1,500	1,618
	Norristown Area School District GO	5.000%	10/1/2042	1,600	1,716
	Norristown Area School District GO	5.000%	10/1/2043	1,100	1,174
[5]	Norristown Area School District GO	5.000%	10/1/2043	2,285	2,440
[5]	Norristown Area School District GO	5.000%	10/1/2044	525	558
[5]	Norristown Area School District GO	5.000%	10/1/2045	530	560
	Norristown Area School District GO	5.000%	10/1/2047	1,150	1,195
	Norristown Area School District GO	5.000%	10/1/2050	1,850	1,905
	North Allegheny School District GO	3.000%	5/1/2032	1,270	1,255
	North Penn School District GO	5.000%	3/1/2045	1,215	1,296
	North Penn School District GO	5.000%	3/1/2046	525	556
	North Penn School District GO	5.000%	3/1/2051	5,000	5,203
[4]	Northampton Area School District GO	4.100%	2/1/2041	3,090	3,120
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2036	1,500	1,504
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2040	1,760	1,763
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	1.600%	6/4/2026	250	250
	Northampton County General Purpose Authority College & University Revenue VRDO	1.600%	6/4/2026	400	400
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	6,790	6,805
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	1,070	1,033
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	4,930	4,696
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	3,000	3,048
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	3,895	3,328
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2049	9,885	10,176
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2053	3,000	3,072
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/1/2026	4,575	4,575
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	1,900	1,859
	Northampton Township PA GO	3.625%	5/15/2039	2,145	2,118
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2044	1,000	981
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2049	1,535	1,431
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2029	1,250	1,251

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2031	1,140	1,142
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	3,740	3,740
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2037	2,850	2,852
	Olentangy Local School District GO	5.000%	3/15/2042	1,145	1,235
	Olentangy Local School District GO	5.000%	3/15/2043	1,500	1,602
[4]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/2046	1,255	987
	Parkland School District GO	5.000%	2/1/2043	2,270	2,411
	Parkland School District GO	5.000%	2/1/2044	700	739
	Parkland School District GO	5.000%	2/1/2049	2,325	2,400
[4]	Penn Hills School District GO	3.000%	10/1/2030	3,030	3,034
[4]	Penn Hills School District GO	3.000%	10/1/2031	3,585	3,581
[4]	Penn Hills School District GO	3.000%	10/1/2032	2,020	2,008
[4]	Penn Hills School District GO	3.000%	10/1/2033	760	751
[4]	Penn Hills School District GO	3.000%	10/1/2042	145	122
	Pennsbury School District GO	5.000%	8/1/2039	750	803
	Pennsbury School District GO	5.000%	8/1/2039	500	538
	Pennsbury School District GO	5.000%	8/1/2040	1,000	1,068
	Pennsbury School District GO	5.000%	8/1/2040	500	536
	Pennsbury School District GO	5.000%	8/1/2041	600	641
	Pennsbury School District GO	5.000%	8/1/2042	750	799
	Pennsbury School District GO	5.000%	8/1/2043	4,000	4,219
	Pennsbury School District GO	5.000%	8/1/2044	1,000	1,054
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2033	1,310	1,420
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2034	1,380	1,497
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2035	1,455	1,573
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2036	1,020	1,094
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2038	1,130	1,203
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2040	1,250	1,296
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.375%	10/1/2055	3,665	3,612
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2041	1,000	1,099
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	9,425	9,872
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	4.000%	8/1/2054	175	159
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	750	751
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,000	1,073
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,200	2,202
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	2,000
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	543
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	543
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	1,685	1,794
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	500	541
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	575	622
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2038	4,725	4,316
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2038	3,000	3,322
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	900	969
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	800	861
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	1,700	1,659
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	2,000	1,945
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,200	1,162
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	1,850	1,984
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	2,790	2,652
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	1,385	1,476
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	700	655
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	1,600	1,690
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,515	1,587
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	10,000	9,243
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2045	3,000	3,160
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	5,040	3,858
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2046	2,000	2,086

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2047	3,500	3,566
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2047	2,400	2,190
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,880	2,587
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	6,135	6,256
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	9,500	8,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/15/2051	5,000	5,219
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2052	2,250	1,964
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	4,620	3,988
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2038	1,500	1,573
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2042	1,500	1,547
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2046	1,000	1,024
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2049	2,130	2,155
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	8,225	8,878
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	8,345	9,107
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/1/2026	9,365	9,365
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2027	700	713
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2029	1,080	988
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2030	3,710	3,269
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2036	6,045	4,157
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2038	5,525	3,454
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	2,640	2,830
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	1,500	1,602
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	4,180	4,454
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/2053	7,000	6,412
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	10,075	8,911
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	1,655	1,693
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	1,935	1,935
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,000	2,001
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2034	2,575	2,578
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	1,870	1,897
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2035	2,275	2,276
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2036	2,305	2,284
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2036	1,400	1,400
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	1,410	1,411
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2040	4,395	4,406
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	1,460	1,152
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	2,060	1,657
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/15/2046	1,440	1,217
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	105	92
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/15/2051	120	95
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	20,000	20,738
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.880%	6/1/2026	3,750	3,750
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2032	500	500
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2033	345	345
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	180	180
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,135	3,154
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	785	798
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	1,000	1,073
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	2,000	2,182
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	8,260	8,126
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,000	2,880
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	7,565	7,378
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,000	2,154
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2044	1,045	1,003
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	160	145
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	6,345	4,945
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	21,685	19,385
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	4,000	3,698
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	8,750	9,079
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2055	2,000	2,074
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	15,890	17,047
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.690%	6/4/2026	4,000	4,000
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	6/1/2026	13,800	13,800
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	6/1/2026	23,205	23,205
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	6/1/2026	26,355	26,355

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.580%	6/3/2026	15,280	15,280
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2031	2,500	2,486
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	2,500	2,499
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/2034	3,000	2,809
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	1,000	999
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2035	7,311	7,187
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/2035	2,000	1,735
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/2036	5,000	4,075
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2036	6,180	6,168
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.780%	1/1/2037	1,768	1,766
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/2038	8,500	8,709
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2038	7,500	7,739
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/2039	6,845	6,008
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/2039	4,000	3,682
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/2040	6,000	4,840
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	7,500	7,783
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	10/1/2040	5,000	5,231
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/2041	7,500	5,837
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	5,000	3,989
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2041	7,830	7,059
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	10/1/2041	1,670	1,663
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,000	2,016
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/2041	2,280	2,285
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	3,250	3,410
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,315	4,591
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	6,335	6,160
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	10,400	9,932
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/2042	3,977	4,447
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/2043	2,260	2,262
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/2044	8,500	7,206
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	5,000	4,983
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.850%	8/1/2045	4,435	4,442
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2045	2,500	1,898
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/2046	6,035	4,588
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/2046	7,005	5,018
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2046	7,500	5,379
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2046	3,000	2,427
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2050	3,000	2,134
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/2051	5,000	3,592
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	800	792
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	1,045	1,014
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	1,410	1,427
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,005	5,190
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	10,422	10,995
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	7,159	7,580
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,265	4,603
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	6,595	7,098
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	955	1,031
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	6,245	6,769
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	11,955	13,533
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,480	8,495
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2056	4,995	5,752
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,125	2,130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,065	2,070
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.880%	6/1/2026	8,750	8,750
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.950%	6/1/2026	6,365	6,365
[2,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.100%	6/1/2026	7,258	7,258
	Pennsylvania State University College & University Revenue	5.000%	9/1/2036	4,650	4,768
	Pennsylvania State University College & University Revenue	5.000%	9/1/2036	1,235	1,380
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	945	1,050
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	850	941
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,000	1,102
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,750	1,970
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	1,500	1,645
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	2,000	2,239
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	1,575	1,720
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	2,500	2,550
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	7,130	7,576
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	5,000	5,249
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	12,500	13,359

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania State University College & University Revenue	5.250%	9/1/2053	5,000	5,265
	Pennsylvania State University College & University Revenue	5.250%	9/1/2054	10,000	10,584
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	10,755	11,640
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,500	5,656
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,000	5,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,500	6,110
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2036	680	695
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,000	1,057
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	9,790	10,028
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,250	1,385
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	6,435	6,460
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	4,070	4,098
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,360	1,435
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,535	6,685
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,315	1,348
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,240	2,458
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2039	1,500	1,684
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,240	1,358
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,250	2,539
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2040	1,820	964
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,735	2,756
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	1,785	1,818
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	3,020	2,996
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,700	1,852
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,570	1,720
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,124
[4]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	5,625	2,835
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	500	248
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	5,000	4,959
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,035	3,100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,710	4,070
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,120	1,224
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,010	1,124
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,200	1,341
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2041	1,250	1,373
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	2,000	2,024
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2042	3,455	1,629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,165	2,352
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,540	1,687
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,230	2,428
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,030	1,138
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,000	1,109
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2042	2,950	2,976
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	4,220	4,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,750	2,841
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,879
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,500	1,625
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,050	1,140
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,000	4,343
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,950	2,116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,115	1,220
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,916
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,425	1,566
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	16,635	17,205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,345	1,465
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,000	2,178
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	310	296
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,930	2,083
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,130	1,220
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,500	1,597
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,625	1,760
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	865	814
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	1,700	1,824
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2046	11,000	11,073
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	3,930	3,974
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,515	5,721
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,000	5,229
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,500	2,640
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	4,055	4,317
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	2,895	3,067

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	6,980	7,300
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	35	32
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	7,615	7,102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	5,930	6,233
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	3,940	3,549
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	50	46
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	10,040	10,318
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	5,000	5,360
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,275	3,800
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,415	2,460
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	6,275	5,678
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	7,770	6,950
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	10,475	9,463
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	2,620	2,694
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	5,520	5,743
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	2,840	2,960
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	3,000	3,180
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2056	9,000	9,309
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	3,000	3,307
[2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	1.720%	6/4/2026	8,475	8,475
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.550%	6/4/2026	8,050	8,050
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.550%	6/4/2026	1,300	1,300
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/2041	9,915	9,849
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/2037	2,100	1,332
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	4,420	4,434
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2038	3,000	3,107
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2039	3,535	3,655
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2040	2,155	2,138
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2041	1,675	1,661
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2041	1,050	1,173
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2042	1,000	1,100
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	15,810	16,250
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	7,630	7,992
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2050	5,000	5,313
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	10,810	9,733
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	13,600	12,165
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	5,340	4,673
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2053	7,500	7,778
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	7,350	7,825
	Pennsylvania Turnpike Commission Registration Fee Highway Revenue	5.000%	7/15/2031	2,100	2,313
	Pennsylvania Turnpike Commission Registration Fee Highway Revenue	5.000%	7/15/2040	2,250	2,485
	Pennsylvania Turnpike Commission Registration Fee Highway Revenue	5.000%	7/15/2041	1,500	1,641
	Pequea Valley School District GO	3.750%	5/15/2052	1,955	1,669
	Peters Township School District Washington County GO	5.000%	9/1/2037	3,000	3,105
	Peters Township School District Washington County GO	5.000%	9/1/2038	7,555	7,808
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	5/1/2030	475	478
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/2043	4,440	4,458
	Philadelphia City Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2042	5,000	5,478
	Philadelphia City Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2043	4,105	4,472
	Philadelphia City Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2044	3,500	3,782
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2037	900	987
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2038	1,000	1,088
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,850	2,002
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	1,900	2,050
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2041	1,300	1,396
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	3,000	3,198
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2043	850	902
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	4,000	4,076
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	2,000	2,036
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	2,000	2,034
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2038	3,100	3,136
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2038	5,000	5,311
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,905	2,018
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,000	3,179
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	5,000	5,070
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2044	1,205	1,284
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	8,965	9,382
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2054	5,000	5,232
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.550%	6/4/2026	200	200
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.550%	6/4/2026	4,245	4,245

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.550%	6/4/2026	100	100
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,925	4,966
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,980	5,016
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,025	3,268
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,075	5,451
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	5,000	4,987
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,525	1,505
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	9,475	9,235
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2043	3,785	3,985
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2045	2,500	2,596
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	1,925	1,939
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	2,500	2,528
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,045	2,061
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	2,770	2,534
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2042	3,290	3,213
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2052	4,835	4,323
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	1,045	1,052
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/2052	1,920	1,857
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/2057	2,270	2,212
	Philadelphia IDA Charter School Aid Revenue (Mast Community Charter School III Project)	5.000%	8/1/2040	425	428
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	600	608
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2050	2,850	2,773
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2031	440	435
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	1,125	1,003
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	2,285	1,793
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	670	506
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2040	1,000	1,000
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2050	5,130	4,703
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	1,415	1,418
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,050	983
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,000	2,101
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,000	2,096
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,510	1,498
	Philadelphia IDA College & University Revenue	4.000%	11/1/2037	2,750	2,707
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	530	518
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	1,975	1,929
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	13,165	11,845
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	1,000	1,047
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	2,375	2,589
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.125%	9/1/2045	1,000	1,027
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.375%	9/1/2055	2,600	2,617
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	3,000	3,072
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	14,410	14,906
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	1,135	1,139
	Philadelphia IDA Government Fund/Grant Revenue, Prere.	5.000%	5/1/2027	865	883
	Philadelphia IDA Government Fund/Grant Revenue, Prere.	5.000%	5/1/2027	2,460	2,510
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,180	2,226
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,150	2,158
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,425	2,448
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,000	2,007
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	11,000	11,096
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	2,855	2,953
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.000%	6/1/2045	1,820	1,961
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	4,239
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,045	5,311
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	9,600	8,764
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2049	1,000	1,065
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.750%	6/1/2050	3,775	3,891
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.500%	7/1/2053	18,000	19,320
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.250%	6/1/2055	2,775	2,943
[3]	Philadelphia IDA Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	1.550%	6/4/2026	940	940
[2]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	6/1/2026	2,625	2,625
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	2.820%	6/1/2026	23,495	23,495
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	2.820%	6/1/2026	11,455	11,455
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/2037	3,250	3,295
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2041	1,000	1,101
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2042	1,000	1,102
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2043	1,500	1,642
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2044	1,000	1,085
[3]	Philadelphia IDA Lease (Appropriation) Revenue VRDO	1.550%	6/4/2026	3,500	3,500

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	1,400	1,433
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	1,345	1,375
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	750	767
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2034	1,400	1,422
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	4,965	5,001
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,860	1,866
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	1,992
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,113
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	1,225	1,356
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,000	5,072
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	1,620	1,777
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,568
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2051	5,000	5,363
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2055	4,235	4,520
	Philadelphia PA GO	4.000%	5/1/2038	9,000	9,123
	Philadelphia PA GO	5.000%	8/1/2038	5,000	5,603
	Philadelphia PA GO	5.000%	8/1/2039	5,000	5,578
	Philadelphia PA GO	5.000%	8/1/2040	5,000	5,543
	Philadelphia PA GO	5.000%	8/1/2042	2,250	2,476
	Philadelphia PA GO	5.250%	8/1/2043	6,000	6,701
	Philadelphia PA GO	5.250%	8/1/2044	8,000	8,872
	Philadelphia PA GO	5.250%	8/1/2045	6,000	6,602
[2,3]	Philadelphia PA IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.100%	6/1/2026	1,800	1,800
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	3,000	3,080
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	2,295	2,454
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	6,540	7,338
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	1,655	1,764
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	2,355	2,501
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2041	2,750	2,953
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	3,000	3,284
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,000	3,269
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	3,000	3,249
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	8,500	8,768
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	6,000	6,248
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2046	8,840	9,198
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	6,610	7,085
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2050	4,475	4,578
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2051	8,315	7,434
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	16,380	17,315
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	7,235	7,713
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	8,000	8,379
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,000	2,158
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	4,000	4,290
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,000	1,073
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,000	2,135
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2031	1,000	1,025
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2032	500	512
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2034	1,000	1,021
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2036	500	510
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2037	500	509
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2035	5,000	5,457
	Pittsburgh PA GO	5.000%	9/1/2035	560	574
	Pittsburgh PA GO	4.000%	9/1/2036	875	880
	Pittsburgh PA GO	4.000%	9/1/2038	500	501
	Pittsburgh PA GO	5.000%	9/1/2039	500	536
	Pittsburgh PA GO	4.000%	9/1/2040	3,635	3,654
	Pittsburgh PA GO	5.000%	9/1/2040	500	539
	Pittsburgh PA GO	4.000%	9/1/2041	3,780	3,762
	Pittsburgh PA GO	5.000%	9/1/2041	1,500	1,597
	Pittsburgh PA GO	5.000%	9/1/2042	1,000	1,059
	Pittsburgh PA GO	5.000%	9/1/2042	500	534
	Pittsburgh PA GO	5.000%	9/1/2042	1,250	1,311
	Pittsburgh School District GO	3.000%	9/1/2038	1,000	885
	Pittsburgh School District GO	4.000%	9/1/2038	310	311
	Pittsburgh School District GO	3.000%	9/1/2041	2,315	1,980
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2027	10,820	10,417
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	10,000	9,039
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2039	500	445
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2040	305	270
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2043	1,450	1,591

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	1,345	1,440
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2048	3,405	3,533
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	1,875	1,938
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	3,000	3,119
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	5,000	5,125
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2056	2,000	2,062
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.020%	6/1/2026	1,100	1,100
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.020%	6/1/2026	7,500	7,500
	Pleasant Valley PA School District GO	5.000%	5/1/2040	450	486
	Pleasant Valley PA School District GO	5.000%	5/1/2041	700	751
	Pleasant Valley PA School District GO	5.000%	5/1/2042	2,235	2,381
	Pleasant Valley PA School District GO	5.000%	5/1/2043	1,000	1,058
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/2045	705	635
[2,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.630%	6/4/2026	13,635	13,635
[2]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,800	2,958
	Radnor Township School District GO	5.500%	8/15/2048	1,000	1,031
	Radnor Township School District GO	5.500%	8/15/2053	1,000	1,026
[1]	Reading School District GO	5.000%	3/1/2038	3,250	3,283
[1]	Ridley School District GO	4.000%	11/15/2034	1,000	1,016
[4]	Ridley School District GO	3.000%	11/15/2037	2,950	2,753
[1]	Ridley School District GO	4.000%	11/15/2037	800	807
[4]	Ridley School District GO	3.000%	11/15/2038	2,000	1,842
[1]	Ridley School District Lease (Appropriation) Revenue	5.000%	11/15/2050	2,000	2,024
[1]	Ridley School District Lease (Non-Terminable) Revenue	5.000%	11/15/2050	4,000	4,048
	School District of Philadelphia GO	5.000%	9/1/2029	2,235	2,247
	School District of Philadelphia GO	5.000%	9/1/2032	1,160	1,271
	School District of Philadelphia GO	5.000%	9/1/2035	4,240	4,395
	School District of Philadelphia GO	5.000%	9/1/2036	2,015	2,026
	School District of Philadelphia GO	5.250%	9/1/2036	1,100	1,233
	School District of Philadelphia GO	4.000%	9/1/2037	2,300	2,331
	School District of Philadelphia GO	4.000%	9/1/2037	1,500	1,509
	School District of Philadelphia GO	5.000%	9/1/2037	2,015	2,026
	School District of Philadelphia GO	5.000%	9/1/2037	3,825	3,948
	School District of Philadelphia GO	5.250%	9/1/2037	1,900	2,123
	School District of Philadelphia GO	4.000%	9/1/2038	1,000	1,002
	School District of Philadelphia GO	5.000%	9/1/2038	1,000	1,032
	School District of Philadelphia GO	5.000%	9/1/2038	1,990	2,001
	School District of Philadelphia GO	5.250%	9/1/2038	1,430	1,592
[5]	School District of Philadelphia GO	5.000%	9/1/2039	1,100	1,215
	School District of Philadelphia GO	4.000%	9/1/2040	5,000	4,926
	School District of Philadelphia GO	5.250%	9/1/2040	1,715	1,893
[5]	School District of Philadelphia GO	5.000%	9/1/2043	1,445	1,554
	School District of Philadelphia GO	5.250%	9/1/2043	1,075	1,171
	School District of Philadelphia GO	5.000%	9/1/2044	15,665	16,114
[5]	School District of Philadelphia GO	5.000%	9/1/2044	1,145	1,233
	School District of Philadelphia GO	4.000%	9/1/2046	12,485	11,602
[5]	School District of Philadelphia GO	5.000%	9/1/2047	1,350	1,421
[5]	School District of Philadelphia GO	5.000%	9/1/2048	2,500	2,618
	School District of Philadelphia GO	5.500%	9/1/2048	8,370	8,896
[5]	School District of Philadelphia GO	5.500%	9/1/2051	5,000	5,414
	School District of Philadelphia GO, Prere.	5.000%	9/1/2026	10	10
[1]	Scott Township PA GO	3.000%	8/15/2038	300	270
[1]	Scott Township PA GO	3.000%	8/15/2042	650	555
[1]	Scott Township PA GO	3.000%	8/15/2046	600	472
[1]	Scranton PA GO	5.000%	11/15/2026	850	857
[1]	Scranton PA GO	5.000%	11/15/2027	615	632
	Scranton PA School District GO	5.000%	12/1/2028	1,575	1,649
	Scranton PA School District GO	5.000%	12/1/2029	1,250	1,330
	Scranton PA School District GO	4.000%	12/1/2039	2,765	2,805
	Scranton PA School District GO	4.000%	12/1/2040	500	501
	Scranton PA School District GO	4.000%	6/1/2041	2,010	2,028
	Scranton PA School District GO	4.000%	12/1/2042	150	150
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	1,290	1,399
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2044	2,335	2,167
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2045	2,430	2,211
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2050	3,170	3,199
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.375%	11/1/2055	3,670	3,244
	Seneca Valley PA School District GO	5.000%	3/1/2038	525	582
	Seneca Valley PA School District GO	5.000%	3/1/2044	765	821

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seneca Valley PA School District GO	5.000%	3/1/2045	680	726
	Seneca Valley PA School District GO	5.000%	3/1/2046	725	770
	Seneca Valley PA School District GO	5.000%	3/1/2050	1,700	1,777
[4,5]	Shaler Area PA School District GO	5.000%	9/1/2044	500	540
[4,5]	Shaler Area PA School District GO	5.000%	9/1/2045	500	536
[4,5]	Shaler Area PA School District GO	5.000%	9/1/2046	375	399
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2029	1,155	1,156
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,180	1,181
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,285	1,306
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,251
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,269
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2032	805	806
[1]	Somerset Area School District GO	5.000%	2/15/2043	400	426
[1]	Somerset Area School District GO	5.000%	2/15/2044	450	476
[1]	Somerset Area School District GO	5.000%	2/15/2045	275	290
[1]	Somerset Area School District GO	5.000%	2/15/2046	400	419
[4]	Souderton Area School District GO	4.000%	9/1/2039	3,685	3,733
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program - York College of Pennsylvania Project)	5.250%	5/1/2055	10,000	10,124
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/2041	615	520
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2033	320	320
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2034	560	559
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	5,000	5,124
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2049	8,210	7,359
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	4,000	4,340
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2041	4,000	4,348
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2043	3,000	3,226
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	5,000	5,280
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	12,500	13,063
	State College PA Area School District GO	5.000%	5/15/2036	375	388
[4]	State Public School Building Authority College & University Revenue	5.000%	6/15/2041	330	358
[4]	State Public School Building Authority College & University Revenue	5.000%	6/15/2042	415	448
[4]	State Public School Building Authority College & University Revenue	5.000%	6/15/2044	1,240	1,320
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2029	130	138
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2031	235	256
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2036	600	643
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2037	550	587
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2038	600	638
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2041	1,000	998
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2041	325	349
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2042	1,000	986
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/2030	3,535	3,644
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2028	11,660	11,783
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	4,655	4,704
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	3,240	3,272
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2034	6,000	6,055
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2037	345	381
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2038	360	395
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2039	275	299
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2040	275	299
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2041	225	243
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	1,585	1,599
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2044	5,015	5,154
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2045	2,000	2,141
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2050	4,615	4,821
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2053	2,000	2,077
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	5,000	5,704
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2034	1,500	1,706
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2041	2,000	2,192
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2042	800	871
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2043	2,000	2,164

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2044	1,000	1,074
	Tredyffrin Easttown School District GO	5.000%	2/15/2044	500	530
[4]	Trinity Area School District GO	4.000%	1/15/2036	3,000	3,022
[4]	Tulpehocken Area School District GO	5.250%	10/1/2041	2,000	2,129
[4]	Tulpehocken Area School District GO	5.250%	10/1/2045	3,500	3,663
[4]	Tulpehocken Area School District GO	5.250%	10/1/2049	3,500	3,610
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	2,945	2,969
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	9,450	10,556
[1]	Upper Allegheny Joint Sanitary Authority Sewer Revenue	3.000%	9/1/2044	1,000	810
[4]	Upper Darby PA School District GO	5.000%	4/1/2054	4,000	4,073
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,000	897
	Upper Merion Area PA School District GO	3.000%	1/15/2043	2,660	2,267
	Upper St. Clair Township School District GO	3.500%	10/1/2037	7,230	7,081
	Upper St. Clair Township School District GO	3.625%	10/1/2039	5,000	4,870
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2031	3,440	3,439
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2032	3,110	3,093
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	3.375%	11/1/2036	1,835	1,648
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.125%	12/15/2040	45	42
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue (Pleasant View Retirement Community Project)	5.000%	12/15/2048	2,750	2,556
[4]	West Mifflin School District GO	3.000%	4/1/2034	660	638
[4]	West Mifflin School District GO	3.000%	4/1/2038	5,920	5,421
[5]	West Shore PA School District GO	5.000%	11/15/2050	1,275	1,314
[5]	West Shore PA School District GO	5.000%	11/15/2054	1,665	1,702
	West View Municipal Authority Water Revenue	4.000%	11/15/2035	1,200	1,213
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2035	8,000	8,043
[4]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2040	1,000	1,102
[4]	Westmoreland County Municipal Authority Water Revenue	4.125%	8/15/2041	3,500	3,502
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2042	3,705	4,017
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2043	4,320	4,659
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	4,030	4,315
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2045	3,750	3,992
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2047	6,815	7,155
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2049	4,000	4,146
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	3,250	2,495
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	9,935	9,519
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	6,650	6,638
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,000	852
[4]	Wilkinsburg-Penn Joint Water Authority Water Revenue	3.000%	9/15/2039	1,000	886
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2043	1,675	1,757
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2049	1,000	1,023
[4]	William Penn School District GO	3.000%	11/15/2034	2,595	2,506
	Wilson School District GO	5.000%	5/15/2042	1,500	1,609
	Wilson School District GO	5.000%	5/15/2043	2,000	2,138
	Wilson School District GO	5.000%	5/15/2044	750	798
[4]	Woodland Hills School District GO	3.000%	9/1/2035	3,120	2,997
[1,5]	Woodland Hills School District GO	4.000%	9/1/2041	500	495
[1,5]	Woodland Hills School District GO	4.000%	9/1/2042	725	712
[1,5]	Woodland Hills School District GO	4.000%	9/1/2043	1,250	1,212
	Wyomissing Area School District GO	3.000%	2/1/2040	1,100	975
[4]	York County Northeastern School District GO	3.000%	3/1/2033	375	371
[4]	York County Northeastern School District GO	3.000%	3/1/2035	10	10
[4]	York County Northeastern School District GO	3.000%	3/1/2038	850	781
[4]	York County Northeastern School District GO	3.000%	3/1/2041	800	693
[4]	York County Northeastern School District GO	3.000%	3/1/2046	2,130	1,697
	York County Northeastern School District GO	5.000%	3/1/2049	2,000	2,047
					3,932,496
American Samoa (0.0%)
[2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	279
[2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	110	112
[2]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	101
					492
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	109
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	3,165	3,294
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	280	307
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,265	1,225
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,185	1,269
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	650	659

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	290	293
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	391
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	80	83
					7,630
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	3,273	3,439
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	5,186	5,614
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	2,397	1,747
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	5,670	5,679
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	2,952	2,941
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,182	1,167
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,175	3,973
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	750	776
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,305	1,363
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,365	1,432
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,255	1,323
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,170	2,258
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	600	630
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	490	470
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	891	861
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	787	713
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,329	2,798
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	108	91
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	675	525
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	10,347	10,303
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	259	258
					48,621
Virgin Islands (0.0%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,150	1,269
Total Tax-Exempt Municipal Bonds (Cost $4,054,056)					3,990,508
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	5,757	3,972
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	2,246	1,578
Total Taxable Municipal Bonds (Cost $4,916)					5,550
Total Investments (100.6%) (Cost $4,058,972)					3,996,058
Other Assets and Liabilities—Net (-0.6%)					(22,571)
Net Assets (100%)					3,973,487
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $140,805, representing 3.5% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
6	Securities with a value of $816 have been segregated as initial margin for open futures contracts.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	72	14,873	31
5-Year U.S. Treasury Note	September 2026	297	31,842	158
10-Year U.S. Treasury Note	September 2026	77	8,457	29
				218

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,058,972)	3,996,058
Investment in Vanguard	88
Receivables for Investment Securities Sold	740
Receivables for Accrued Income	49,785
Receivables for Capital Shares Issued	1,482
Variation Margin Receivable—Futures Contracts	16
Other Assets	193
Total Assets	4,048,362
Liabilities
Due to Custodian	48
Payables for Investment Securities Purchased	68,142
Payables for Capital Shares Redeemed	2,472
Payables for Distributions	4,051
Payables to Vanguard	162
Total Liabilities	74,875
Net Assets	3,973,487
At May 31, 2026, net assets consisted of:

Paid-in Capital	4,135,791
Total Distributable Earnings (Loss)	(162,304)
Net Assets	3,973,487

Investor Shares—Net Assets
Applicable to 30,100,675 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	325,859
Net Asset Value Per Share—Investor Shares	$10.83

Admiral™ Shares—Net Assets
Applicable to 336,942,984 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,647,628
Net Asset Value Per Share—Admiral Shares	$10.83

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2026
($000)
Investment Income
Income
Interest	75,270
Total Income	75,270
Expenses
The Vanguard Group—Note C
Investment Advisory Services	255
Management and Administrative—Investor Shares	184
Management and Administrative—Admiral Shares	1,257
Marketing and Distribution—Investor Shares	13
Marketing and Distribution—Admiral Shares	91
Custodian Fees	7
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	1,833
Expenses Paid Indirectly	(7)
Net Expenses	1,826
Net Investment Income	73,444
Realized Net Gain (Loss)
Investment Securities Sold	(3,850)
Futures Contracts	(1,466)
Swap Contracts	644
Realized Net Gain (Loss)	(4,672)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,987)
Futures Contracts	248
Swap Contracts	(657)
Change in Unrealized Appreciation (Depreciation)	(2,396)
Net Increase (Decrease) in Net Assets Resulting from Operations	66,376

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,444	137,571
Realized Net Gain (Loss)	(4,672)	(23,556)
Change in Unrealized Appreciation (Depreciation)	(2,396)	(19,911)
Net Increase (Decrease) in Net Assets Resulting from Operations	66,376	94,104
Distributions
Investor Shares	(5,921)	(10,746)
Admiral Shares	(66,653)	(125,346)
Total Distributions	(72,574)	(136,092)
Capital Share Transactions
Investor Shares	19,992	7,646
Admiral Shares	144,928	64,703
Net Increase (Decrease) from Capital Share Transactions	164,920	72,349
Total Increase (Decrease)	158,722	30,361
Net Assets
Beginning of Period	3,814,765	3,784,404
End of Period	3,973,487	3,814,765

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.84	$10.97	$10.63	$10.58	$12.14	$12.14
Investment Operations
Net Investment Income[1]	.202	.392	.374	.356	.327	.323
Net Realized and Unrealized Gain (Loss) on Investments	(.013)	(.134)	.337	.047	(1.532)	.036
Total from Investment Operations	.189	.258	.711	.403	(1.205)	.359
Distributions
Dividends from Net Investment Income	(.199)	(.388)	(.371)	(.353)	(.327)	(.323)
Distributions from Realized Capital Gains	—	—	—	—	(.028)	(.036)
Total Distributions	(.199)	(.388)	(.371)	(.353)	(.355)	(.359)
Net Asset Value, End of Period	$10.83	$10.84	$10.97	$10.63	$10.58	$12.14
Total Return[2]	1.76%	2.48%	6.79%	3.89%	-10.00%	2.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$326	$306	$302	$287	$287	$393
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.74%	3.69%	3.45%	3.37%	2.95%	2.66%
Portfolio Turnover Rate	4%	25%	33%	38%	30%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%, 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.84	$10.97	$10.63	$10.58	$12.14	$12.14
Investment Operations
Net Investment Income[1]	.204	.398	.383	.364	.336	.333
Net Realized and Unrealized Gain (Loss) on Investments	(.012)	(.135)	.337	.048	(1.532)	.036
Total from Investment Operations	.192	.263	.720	.412	(1.196)	.369
Distributions
Dividends from Net Investment Income	(.202)	(.393)	(.380)	(.362)	(.336)	(.333)
Distributions from Realized Capital Gains	—	—	—	—	(.028)	(.036)
Total Distributions	(.202)	(.393)	(.380)	(.362)	(.364)	(.369)
Net Asset Value, End of Period	$10.83	$10.84	$10.97	$10.63	$10.58	$12.14
Total Return[2]	1.79%	2.54%	6.87%	3.98%	-9.93%	3.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,648	$3,508	$3,483	$3,195	$3,236	$4,157
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.79%	3.74%	3.53%	3.45%	3.04%	2.74%
Portfolio Turnover Rate	4%	25%	33%	38%	30%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2026, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2026, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.The fund had no open Municipal Market Data (MMD) Rate Lock contracts at May 31, 2026.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2026, the fund had contributed to Vanguard capital in the amount of $88,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2026, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Pennsylvania Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,990,508	—	3,990,508
Taxable Municipal Bonds	—	5,550	—	5,550
Total	—	3,996,058	—	3,996,058
Derivative Financial Instruments
Assets
Futures Contracts[1]	218	—	—	218
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of May 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,059,023
Gross Unrealized Appreciation	49,118
Gross Unrealized Depreciation	(111,865)
Net Unrealized Appreciation (Depreciation)	(62,747)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2025, the fund had available capital losses totaling $99,681,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended May 31, 2026, the fund purchased $380,484,000 of investment securities and sold $162,553,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2026, such purchases were $26,550,000 and sales were $33,690,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	61,545	5,685	85,232	8,045
Issued in Lieu of Cash Distributions	4,833	446	8,740	823
Redeemed	(46,386)	(4,291)	(86,326)	(8,122)
Net Increase (Decrease)—Investor Shares	19,992	1,840	7,646	746
Admiral Shares
Issued	358,657	33,128	578,423	54,643
Issued in Lieu of Cash Distributions	43,320	3,999	80,862	7,615
Redeemed	(257,049)	(23,817)	(594,582)	(56,132)
Net Increase (Decrease)—Admiral Shares	144,928	13,310	64,703	6,126
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Pennsylvania Long-Term Tax-Exempt Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q772 072026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2026

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.